Acquisitions and Dispositions - Schedule of Pro Forma Statements of Operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Net loss	$ (4,991,223)	$ (3,775,659)
Net loss per share - basic and diluted	$ (0.41)	$ (0.61)
Weighted average common shares outstanding – basic and diluted	12,277,922	6,183,047
Restaurant.com [Member]
Revenues	$ 4,081,000
Net loss	$ (3,328,000)
Net loss per share - basic and diluted	$ (0.53)
Weighted average common shares outstanding – basic and diluted	6,243,695